RYDEX SERIES FUNDS

                           GLOBAL 130/30 STRATEGY FUND
                                  (THE "FUND")

                      SUPPLEMENT DATED MAY 18, 2009 TO THE

    RYDEX SERIES FUNDS GLOBAL 130/30 STRATEGY FUND H-CLASS SHARES PROSPECTUS
                DATED APRIL 1, 2009, AND ALL SUPPLEMENTS THERETO;
   RYDEX SERIES FUNDS GLOBAL 130/30 STRATEGY FUND A-CLASS AND C-CLASS SHARES
        PROSPECTUS DATED APRIL 1, 2009, AND ALL SUPPLEMENTS THERETO; AND RYDEX SERIES FUNDS GLOBAL 130/30 STRATEGY FUND STATEMENT OF ADDITIONAL
         INFORMATION, DATED APRIL 1, 2009, AND ALL SUPPLEMENTS THERETO.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE GLOBAL 130/30 STRATEGY FUND H-CLASS SHARES AND A-CLASS SHARES AND C-CLASS SHARES PROSPECTUSES, DATED APRIL 1, 2009 (THE "PROSPECTUSES") AND THE GLOBAL 130/30 STRATEGY FUND STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 1, 2009 (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

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Effective May 18, 2009, the Fund name will be preceded with "Rydex | SGI."
Therefore, in the Prospectuses and SAI, the Fund will now be referred to as:
Rydex | SGI Global 130/30 Strategy Fund.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

G13030-SUP-0509x0809